Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and other intangible assets
Changes in Goodwill

($ in millions)	Discrete Automation and Motion	Low Voltage Products	Process Automation	Power Products	Power Systems	Corporate and Other	Total
Cost at January 1, 2014	3,914	3,059	1,229	736	1,709	41	10,688
Accumulated impairment charges	—	—	—	—	—	(18)	(18)

Balance at January 1, 2014	3,914	3,059	1,229	736	1,709	23	10,670
Goodwill acquired during the year(1)	(52)	1	24	9	—	27	9
Goodwill allocated to disposals	—	(181)	(19)	—	(7)	(27)	(234)
Exchange rate differences and other	(92)	(172)	(60)	(25)	(42)	(1)	(392)

Balance at December 31, 2014	3,770	2,707	1,174	720	1,660	22	10,053

Goodwill acquired during the year	24	—	6	4	—	—	34
Goodwill allocated to disposals	—	—	(1)	—	(23)	—	(24)
Exchange rate differences and other	(92)	(200)	(32)	(15)	(52)	(1)	(392)

Balance at December 31, 2015	3,702	2,507	1,147	709	1,585	21	9,671

(1)	Amounts include adjustments arising during the twelve-month measurement period subsequent to the respective acquisition date.

Intangible assets other than goodwill

	December 31,
	2015			2014
($ in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Capitalized software for internal use	692	(567)	125	719	(599)	120
Capitalized software for sale	401	(357)	44	405	(354)	51
Intangibles other than software:
Customer-related	2,517	(767)	1,750	2,618	(623)	1,995
Technology-related	790	(585)	205	782	(479)	303
Marketing-related	308	(140)	168	314	(120)	194
Other	67	(22)	45	72	(33)	39

Total	4,775	(2,438)	2,337	4,910	(2,208)	2,702

Schedule of additions to intangible assets other than goodwill

($ in millions)	2015	2014
Capitalized software for internal use	63	52
Capitalized software for sale	15	28
Intangibles other than software:
Technology-related	33	—
Other	—	16

Total	111	96

Amortization expense of intangible assets other than goodwill

($ in millions)	2015	2014	2013
Capitalized software for internal use	60	72	81
Capitalized software for sale	21	20	34
Intangibles other than software	315	362	361

Total	396	454	476

Future amortization expense of intangible assets other than goodwill

        At December 31, 2015, future amortization expense of intangible assets other than goodwill is estimated to be:

($ in millions)
2016	364
2017	271
2018	236
2019	175
2020	175
Thereafter	1,116

Total	2,337